Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Leases

(7) Leases

Our operating leases primarily consist of leases of offices and storage space. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset. As of September 30, 2024, the leases of offices and storage space are short-term leases of less over 12 months, the Company recognized operating lease rights of use assets and operating lease obligations according to ASC 842.

Supplemental balance sheet information related to leases was as follows as of September 30, 2024:

2024
Operating lease ROU assets	$123,446
Current operating lease obligation	$108,227
Non-current operating lease obligation	18,659
Total operating lease obligation	$126,886

Operating lease expense for the year ended September 30, 2024 was $ 77,385.

The undiscounted future minimum lease payment schedule as of September 30, 2024 is as follows by years:

2025	$112,772
2026	18,795
Total lease payments	131,567
Less: interest	4,681
Present value of lease liabilities	$126,886